SALES (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Sales to external customers	$ 947,059	$ 677,243
Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	81,318	64,344
Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	42,249	49,489
Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	819,975	562,326
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	3,517	1,084
Argentina
Disclosure of geographical areas [line items]
Sales to external customers	294,197	231,911
Argentina | Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	294,197	231,911
Cte d'Ivoire
Disclosure of geographical areas [line items]
Sales to external customers	525,778	330,415
Cte d'Ivoire | Gold dor
Disclosure of geographical areas [line items]
Sales to external customers	525,778	330,415
Peru
Disclosure of geographical areas [line items]
Sales to external customers	127,084	114,917
Peru | Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	81,318	64,344
Peru | Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	42,249	49,489
Peru | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	$ 3,517	$ 1,084